Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments measured at fair value on a recurring basis at March 31, 2025 and December 31, 2024:

	March 31, 2025
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$463.5	$—	$—	$463.5
Fixed maturity securities
U.S. Treasuries	552.4	—	—	552.4
Agencies	—	9.4	—	9.4
Non-U.S. government	—	53.4	—	53.4
Corporate bonds	—	1,897.5	—	1,897.5
Residential mortgage-backed	—	246.5	—	246.5
Commercial mortgage-backed	—	0.6	—	0.6
Other asset-backed securities	—	320.7	—	320.7
Total fixed maturity securities	552.4	2,528.1	—	3,080.5
Short-term investments
Corporate bonds	—	0.5	—	0.5
U.S. Treasuries	143.6	—	—	143.6
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	143.6	0.8	—	144.4
Other assets
Investments pending settlement	12.7	—	—	12.7
Derivative assets	—	0.1	—	0.1
Total other assets	12.7	0.1	—	12.8
Total assets measured at fair value	$1,172.2	$2,529.0	$—	$3,701.2
Liabilities
Other liabilities
Derivative liabilities	$—	$(1.7)	$—	$(1.7)
Investments pending settlement	(23.7)	—	—	(23.7)
Total other liabilities	(23.7)	(1.7)	—	(25.4)
Total liabilities measured at fair value	$(23.7)	$(1.7)	$—	$(25.4)

	December 31, 2024
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$558.1	$—	$—	$558.1
Fixed maturity securities
U.S. Treasuries	746.6	—	—	746.6
Agencies	—	11.5	—	11.5
Non-U.S. government	—	46.4	—	46.4
Corporate bonds	—	1,913.2	—	1,913.2
Residential mortgage-backed	—	279.1	—	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	—	414.4	—	414.4
Total fixed maturity securities	746.6	2,665.0	—	3,411.6
Short-term investments
Corporate bonds	—	1.1	—	1.1
U.S. Treasuries	220.7	—	—	220.7
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	220.7	1.4	—	222.1
Other assets
Investments pending settlement	0.5	—	—	0.5
Total other assets	0.5	—	—	0.5
Total assets measured at fair value	$1,525.9	$2,666.4	$—	$4,192.3
Liabilities
Other liabilities
Derivative liabilities	$—	$(0.5)	$—	$(0.5)
Investments pending settlement	(21.1)	—	—	(21.1)
Total other liabilities	(21.1)	(0.5)	—	(21.6)
Total liabilities measured at fair value	$(21.1)	$(0.5)	$—	$(21.6)

Schedule of Fair Value, by Balance Sheet Grouping
The following table includes financial instruments for which the carrying value differs from the estimated fair values at March 31, 2025 and December 31, 2024. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	March 31, 2025		December 31, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
4.875% Senior notes due 2030	$318.6	$325.8	$319.7	$325.6
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	124.4	123.3	123.2	123.3
Preference securities	$57.6	$58.4	$57.2	$58.4